Note 5 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		November 30, 2014
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	247,335	196,237	51,098
Computer software	119,151	99,027	20,124
Furniture and fixtures	126,690	98,406	28,284
Laboratory equipment	3,019,713	1,658,299	1,361,414
Leasehold improvements	1,142,122	1,142,122	-
Laboratory equipment under capital lease	276,300	124,928	151,372
Computer equipment under capital lease	76,458	69,853	6,605
	5,007,769	3,388,872	1,618,897
		November 30, 2013
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	228,854	177,831	51,023
Computer software	113,862	79,603	34,259
Furniture and fixtures	126,690	91,335	35,355
Laboratory equipment	2,378,621	1,404,479	974,142
Leasehold improvements	1,111,731	1,087,083	24,648
Laboratory equipment under capital lease	202,584	100,138	102,446
Computer equipment under capital lease	76,458	67,022	9,436
	4,238,800	3,007,491	1,231,309